Details of Significant Accounts - Business combinations, additional information (Details) - Wannaby Inc. - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Jan. 07, 2025
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired			100.00%
Cash paid	$ 6,473	$ 6,473	$ 6,473
Revenue of acquiree since acquisition date		698
Loss of acquiree since acquisition date		$ 900
Revenue of combined entity as if combination occurred at beginning of period	32,361
Profit (loss) of combined entity as if combination occurred at beginning of period	$ 3,108